Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 25, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015